Adrienne M. Ruffle
Assistant Vice President &
Assistant Counsel

April 10, 2006

VIA EDGAR

Securities and Exchange Commission
Mail Stop 0-7, Filer Support
6432 General Green Way
Alexandria, VA 22312

Re:   Oppenheimer Institutional Money Market Fund

To the Securities and Exchange Commission:

      An electronic ("EDGAR") filing on Form N-1A is hereby being made under the Securities Act of 1933 (the "1933 Act") and the Investment Company Act of
1940 (the "1940 Act") on behalf of Oppenheimer Institutional Money Market
Fund (the "Fund"), an investment company organized as a Massachusetts business trust.  The purpose of this filing is to register the shares of the
Fund.

      Pursuant to 1940 Act Release No. IC-13768 (February 14, 1984), the Fund
requests selective review of this Registration Statement. The Fund believes that selective review is proper because: (1) it employs investment objectives, policies and techniques that are similar to those of other funds in the OppenheimerFunds complex; and (2) its Registration Statement contains disclosure that is not substantially different than the disclosure contained in one or more prior filings by funds in the OppenheimerFunds complex.

      For purposes of this selective review, the Fund has described: (1) any material changes from a recent filing by Oppenheimer Money Market Fund, Inc.
("Money Market Fund"); (2) any problem areas that warrant particular attention; (3) any new investment techniques, products or methods of distribution covered by the filing; and (4) the identity of any prior filings, or portions thereof, that the Registrant considers similar to, or intends as precedent for, the current filing.

Similarity to Prior Filings

      The investment objective, policies and restrictions and investment risks of the Fund are substantially similar to those of Money Market Fund
(File. No. 811-2454 and Reg. No. 2-49887).  Money Market Fund filed its most recent amendment to its Registration Statement, pursuant to Rule 485(b), on
November 23, 2005.

      The Staff has reviewed the disclosure contained in the Registration
Statement of Money Market Fund and other funds in the OppenheimerFunds complex that are materially similar to relevant portions of the Fund's disclosure.

Differences Between the Fund and Oppenheimer Money Market  Fund, Inc.

1.  Pricing Structure.  This Registration Statement includes Class E,
         Class L and Class P.  These share classes have been designed for investments by institutions and are priced accordingly.

2.    12b-1 Plans. The Class P Rule 12b-1 Plan which will be filed by
         Pre-Effective Amendment to the Fund's Registration Statement on Form
         N-1A is a reimbursement-style 12b-1 Plan. The service fee in the
         Class P Rule 12b-1 Plan is 0.25% of the average annual net asset value of Class P shares.

3.    Shareholder Services.  The Fund is designed for investment by institutions.  As such, the Fund offers fewer shareholder services than Money Market Fund.

4.    Officers and Trustees. The Officers and Trustees of the Fund will be virtually identical to those of Money Market Fund and the other
         Board I funds in the OppenheimerFunds complex, with the exception of the portfolio manager of the Fund.

5.    Non-Material Differences.  The Fund's Registration Statement contains certain nonmaterial disclosure that differs from Money Market Fund.
         For example, the Registration Statement contains updated information on the number and identity of the other funds in the
         OppenheimerFunds family.

6.    Other Matters.  An audited Statement of Assets and Liabilities of the
         Fund, the consent of the Fund's independent auditors, the Opinion of
         Counsel and material agreements are not included in the Registration
         Statement, but will be filed by Pre-Effective Amendment.

This filing contains a delaying amendment as indicated on the cover sheet, delaying the effectiveness of the Registration Statement until the Registrant files a further amendment which specifically states that this Registration
Statement shall become effective, or until such date as the Commission, acting pursuant to Section 8(a), shall determine.

In order to expedite review and achieve consistency, we request that you address any comments on this filing, to:

               Nancy S. Vann
               Vice President & Assistant Counsel
               OppenheimerFunds, Inc.
               Two World Financial Center
               225 Liberty Street, 16th Floor
               New York, New York 10281-1008
               212.323.5089 / nvann@oppenheimerfunds.com

Thank you for your attention to this matter.

                                          Sincerely,

                                          /s/ Adrienne M. Ruffle
                                          -----------------------------
                                          Adrienne M. Ruffle
                                          Assistant Vice President &
                                          Assistant Counsel

Attachments

cc:   Robert G. Zack
      Phillip S. Gillespie
      Nancy S. Vann
      Brian Wixted
      Gloria LaFond
      Mayer, Brown Rowe & Maw, LLP